LEASES (Details) - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020
LEASES
2022		$ 128,987
2023	$ 156,253	107,662
2024	118,602	73,095
2025		0
2026		0
Total Remaining Payments	274,855	309,744
Imputed interest	(12,629)	(19,203)
Total lease liability	$ 262,226	$ 290,000	$ 290,000	$ 132,000